KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of Panorama Plus Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Plus Separate Account (Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2023, and the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 7, 2024

F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Panorama Plus Separate Account was comprised of the following sub-accounts as of December 31, 2023.

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Conservative Balanced Sub-Account

Invesco V.I. Core Plus Bond Sub-Account*

Invesco V.I. Main Street Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Managed Bond Sub-Account

MML Mid Cap Growth Sub-Account

MML Short-Duration Bond Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account.

LA2064

F-2

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
ASSETS
Investments
Number of shares	356,397	3,681,253	712,526	188,319	1,285,913	1,379,901	56,908	300,441
Identified cost	$13,843,215	$7,711,031	$10,281,121	$1,249,318	$27,502,194	$1,379,901	$542,803	$3,081,994
Value	$17,331,586	$7,436,131	$10,944,394	$1,080,951	$23,429,337	$1,379,902	$483,147	$3,022,433
Receivable from C.M. Life Insurance Company	-	-	37,817	-	-	29	-	-
Total assets	17,331,586	7,436,131	10,982,211	1,080,951	23,429,337	1,379,931	483,147	3,022,433
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	2,508	2,117	8,703	606	14,169	41	-	2,068
Payable to C.M. Life Insurance Company	238	144	-	14	294	-	1	15
Total liabilities	2,746	2,261	8,703	620	14,463	41	1	2,083
NET ASSETS	$17,328,840	$7,433,870	$10,973,508	$1,080,331	$23,414,874	$1,379,890	$483,146	$3,020,350
Net Assets:
Accumulation units - value	17,244,419	7,363,331	10,723,414	1,060,122	22,942,491	1,378,515	483,146	2,951,257
Contracts in payout (annuitization) period	84,421	70,539	250,094	20,209	472,383	1,375	-	69,093
Net assets	17,328,840	7,433,870	10,973,508	1,080,331	23,414,874	1,379,890	483,146	3,020,350
Outstanding units
Contract owners	2,876,963	1,342,942	3,132,199	552,751	6,412,765	963,467	255,288	1,037,077
UNIT VALUE
Panorama Plus	$6.02	$5.54	$3.49	$1.95	$3.65	$1.43	$1.89	$2.91

See Notes to Financial Statements.

F-3

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	103,474	1,220,154	53,023
Identified cost	$1,280,664	$16,354,556	$508,489
Value	$1,118,747	$13,153,262	$470,844
Receivable from C.M. Life Insurance Company	1	-	1
Total assets	1,118,748	13,153,262	470,845
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	1,646	-
Payable to C.M. Life Insurance Company	-	240	-
Total liabilities	-	1,886	-
NET ASSETS	$1,118,748	$13,151,376	$470,845
Net Assets:
Accumulation units - value	1,118,748	13,096,770	470,845
Contracts in payout (annuitization) period	-	54,606	-
Net assets	1,118,748	13,151,376	470,845
Outstanding units
Contract owners	867,047	1,603,215	438,732
UNIT VALUE
Panorama Plus	$1.29	$8.20	$1.07

See Notes to Financial Statements.

F-4

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2023

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$76,945	$42,835	$205,299	$27,750	$190,623	$61,012	$30,983	$62,464
Expenses
Mortality and expense risk fees and administrative expense charges	185,640	83,300	126,320	12,209	259,149	15,722	5,516	34,527
Net investment income (loss)	(108,695)	(40,465)	78,979	15,541	(68,526)	45,290	25,467	27,937
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	490,672	353,158	348,025	(14,470)	(1,971,866)	-	(23,948)	(61,235)
Realized gain distribution	567,335	-	-	-	1,550,005	-	-	376,965
Realized gain (loss)	1,058,007	353,158	348,025	(14,470)	(421,861)	-	(23,948)	315,730
Change in net unrealized appreciation/depreciation of investments	3,552,088	996,886	763,462	50,243	4,955,697	-	51,558	(129,665)
Net gain (loss) on investments	4,610,095	1,350,044	1,111,487	35,773	4,533,836	-	27,610	186,065
Net increase (decrease) in net assets resulting from operations	4,501,400	1,309,579	1,190,466	51,314	4,465,310	45,290	53,077	214,002
Capital transactions:
Transfers of net premiums	15,684	17,115	23,892	-	22,867	7,001	-	3,682
Transfers due to death benefits	(389,155)	(94,016)	(227,973)	(23,740)	(317,425)	(6,268)	-	(48,618)
Transfers due to annuity benefit payments	(27,061)	(20,716)	(94,276)	(6,087)	(64,166)	(43)	-	(4,561)
Transfers due to withdrawal of funds	(1,607,782)	(787,648)	(1,042,010)	(27,049)	(2,259,130)	(385,607)	(70,094)	(263,911)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(768)	(406)	(1,043)	(28)	(2,542)	(1)	-	(168)
Transfers between Sub-Accounts and to/from General Account	(258,327)	(23,040)	(36,297)	-	69,981	374,645	-	(108,767)
Net increase (decrease) in net assets resulting from capital transactions	(2,267,409)	(908,711)	(1,377,707)	(56,904)	(2,550,415)	(10,273)	(70,094)	(422,343)
Total increase (decrease)	2,233,991	400,868	(187,241)	(5,590)	1,914,895	35,017	(17,017)	(208,341)
NET ASSETS, at beginning of the year	15,094,849	7,033,002	11,160,749	1,085,921	21,499,979	1,344,873	500,163	3,228,691
NET ASSETS, at end of the year	$17,328,840	$7,433,870	$10,973,508	$1,080,331	$23,414,874	$1,379,890	$483,146	$3,020,350

See Notes to Financial Statements.

F-5

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$39,792	$-	$17,308
Expenses
Mortality and expense risk fees and administrative expense charges	13,204	145,547	5,653
Net investment income (loss)	26,588	(145,547)	11,655
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(33,809)	(1,123,301)	(6,186)
Realized gain distribution	-	-	-
Realized gain (loss)	(33,809)	(1,123,301)	(6,186)
Change in net unrealized appreciation/depreciation of investments	65,607	3,738,495	20,748
Net gain (loss) on investments	31,798	2,615,194	14,562
Net increase (decrease) in net assets resulting from operations	58,386	2,469,647	26,217
Capital transactions:
Transfers of net premiums	1,066	10,526	-
Transfers due to death benefits	-	(282,977)	(40,318)
Transfers due to annuity benefit payments	-	(31,518)	-
Transfers due to withdrawal of funds	(188,965)	(1,531,274)	(8,822)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(398)	-
Transfers between Sub-Accounts and to/from General Account	-	(357)	-
Net increase (decrease) in net assets resulting from capital transactions	(187,899)	(1,835,998)	(49,140)
Total increase (decrease)	(129,513)	633,649	(22,923)
NET ASSETS, at beginning of the year	1,248,261	12,517,727	493,768
NET ASSETS, at end of the year	$1,118,748	$13,151,376	$470,845

See Notes to Financial Statements.

F-6

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$85,086	$-	$165,896	$46,775	$344,446	$17,080	$39,473	$48,448
Expenses
Mortality and expense risk fees and administrative expense charges	212,410	88,585	141,517	13,572	270,445	14,761	6,144	38,421
Net investment income (loss)	(127,324)	(88,585)	24,379	33,203	74,001	2,319	33,329	10,027
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,625,134	26,067	339,042	(9,074)	345,136	-	(11,454)	18,225
Realized gain distribution	830,832	1,411,223	903,984	706	8,878,167	-	-	368,807
Realized gain (loss)	2,455,966	1,437,290	1,243,026	(8,368)	9,223,303	-	(11,454)	387,032
Change in net unrealized appreciation/depreciation of investments	(8,841,051)	(4,300,628)	(3,855,407)	(228,715)	(15,341,531)	-	(100,119)	(464,290)
Net gain (loss) on investments	(6,385,085)	(2,863,338)	(2,612,381)	(237,083)	(6,118,228)	-	(111,573)	(77,258)
Net increase (decrease) in net assets resulting from operations	(6,512,409)	(2,951,923)	(2,588,002)	(203,880)	(6,044,227)	2,319	(78,244)	(67,231)
Capital transactions:
Transfers of net premiums	17,379	15,352	34,194	-	20,989	-	-	4,026
Transfers due to death benefits	(778,667)	(85,616)	(216,335)	(63,072)	(172,213)	(1,561)	(19,107)	(158,628)
Transfers due to annuity benefit payments	(17,303)	(12,179)	(42,673)	(4,930)	(34,334)	(173)	-	(4,407)
Transfers due to withdrawal of funds	(2,439,070)	(525,097)	(919,474)	(70,067)	(1,253,958)	(391,337)	(14,292)	(250,584)
Transfers due to net charge (credit) to annuitant mortality fluctuation	875	829	1,810	112	2,299	(3)	-	(33)
Transfers between Sub-Accounts and to/from General Account	(28,460)	(68,009)	(33,427)	-	(272,057)	444,454	50,037	214,194
Net increase (decrease) in net assets resulting from capital transactions	(3,245,246)	(674,720)	(1,175,905)	(137,957)	(1,709,274)	51,380	16,638	(195,432)
Total increase (decrease)	(9,757,655)	(3,626,643)	(3,763,907)	(341,837)	(7,753,501)	53,699	(61,606)	(262,663)
NET ASSETS, at beginning of the year	24,852,504	10,659,645	14,924,656	1,427,758	29,253,480	1,291,174	561,769	3,491,354
NET ASSETS, at end of the year	$15,094,849	$7,033,002	$11,160,749	$1,085,921	$21,499,979	$1,344,873	$500,163	$3,228,691

See Notes to Financial Statements.

F-7

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$40,328	$-	$15,658
Expenses
Mortality and expense risk fees and administrative expense charges	16,441	173,430	7,974
Net investment income (loss)	23,887	(173,430)	7,684
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(26,801)	(1,221,702)	(43,142)
Realized gain distribution	15,013	4,418,053	-
Realized gain (loss)	(11,788)	3,196,351	(43,142)
Change in net unrealized appreciation/ depreciation of investments	(277,681)	(8,106,882)	(52,666)
Net gain (loss) on investments	(289,469)	(4,910,531)	(95,808)
Net increase (decrease) in net assets resulting from operations	(265,582)	(5,083,961)	(88,124)
Capital transactions:
Transfers of net premiums	1,700	13,366	-
Transfers due to death benefits	(26,731)	(90,772)	(21,762)
Transfers due to annuity benefit payments	-	(13,868)	-
Transfers due to withdrawal of funds	(34,382)	(2,296,424)	(29,848)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	723	-
Transfers between Sub-Accounts and to/from General Account	(101,655)	(52,823)	(368,980)
Net increase (decrease) in net assets resulting from capital transactions	(161,068)	(2,439,798)	(420,590)
Total increase (decrease)	(426,650)	(7,523,759)	(508,714)
NET ASSETS, at beginning of the year	1,674,911	20,041,486	1,002,482
NET ASSETS, at end of the year	$1,248,261	$12,517,727	$493,768

See Notes to Financial Statements.

F-8

Panorama Plus Separate Account

Notes To Financial Statements

1.	ORGANIZATION

Panorama Plus Separate Account (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on September 25, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.    INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2023, the Separate Account consists of eleven sub-accounts which invest in the following mutual funds. All of the sub-account may not be available to every contract owner:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Fund[2]
Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[2,4]
Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Fund®[2]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Portfolio[2]
MML High Yield Sub-Account	MML High Yield Fund[3]
MML Income & Growth Sub-Account	MML Income & Growth Fund[3]
MML Managed Bond Sub-Account	MML Managed Bond Fund[3]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[3]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[3]

In addition to the eleven sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.

2 Invesco Advisers, Inc. is the investment adviser to this Fund.

3 MML Investment Advisers, LLC is the investment adviser to this Fund.

4 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Panorama Plus Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

F-9

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from Separate Account to the C.M. Life totaled $5,354 for the year ended December 31, 2023. Net transfers from C.M. Life to the Separate Account totaled $6,613 for the year ended December 31, 2022. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

F-10

Notes To Financial Statements (Continued)

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023. There have been no transfers between levels for the year ended December 31, 2023.

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-11

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2023 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023
Cost of purchases	$651,264	$54,305	$263,831	$27,750	$1,877,981
Proceeds from sales	(2,460,068)	(1,003,589)	(1,601,190)	(69,279)	(2,942,022)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023 (continued)
Cost of purchases	$442,845	$30,983	$461,247	$40,139	$385
Proceeds from sales	(407,571)	(75,609)	(478,174)	(201,451)	(1,982,449)

MML
Short-Duration
Bond
Sub-Account
2023 (continued)
Cost of purchases	$17,308
Proceeds from sales	(54,795)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022
Cost of purchases	$922,424	$1,443,250	$1,114,488	$52,281	$9,467,842
Proceeds from sales	(3,465,992)	(796,740)	(1,365,553)	(156,689)	(2,228,478)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (continued)
Cost of purchases	$460,261	$93,140	$641,223	$56,462	$4,434,011
Proceeds from sales	(406,859)	(43,172)	(458,017)	(178,632)	(2,630,684)

MML
Short-Duration
Bond
Sub-Account
2022 (continued)
Cost of purchases	$50,678
Proceeds from sales	(463,583)
F-12

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2023 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
2023	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	3,125	4,035	17,501	-	29,378
Units withdrawn	(381,794)	(177,417)	(427,265)	(30,294)	(816,220)
Units transferred between Sub-Accounts and to/from General Account	(50,983)	(4,418)	(17,289)	(8)	26,155
Net increase (decrease)	(429,652)	(177,800)	(427,053)	(30,302)	(760,687)
	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2023 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	5,010	-	1,405	848	1,426
Units withdrawn	(279,408)	(39,492)	(125,236)	(151,834)	(248,428)
Units transferred between Sub-Accounts and to/from General Account	267,487	-	(35,942)	-	(82)
Net increase (decrease)	(6,911)	(39,492)	(159,773)	(150,986)	(247,084)

MML
Short-Duration
Bond
2023 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(46,649)
Units transferred between Sub-Accounts and to/from General Account	-
Net increase (decrease)	(46,649)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
2022	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	3,310	3,467	11,550	-	25,756
Units withdrawn	(657,472)	(128,049)	(354,655)	(68,539)	(480,098)
Units transferred between Sub-Accounts and to/from General Account	(5,392)	(15,263)	(10,201)	-	(79,317)
Net increase (decrease)	(659,554)	(139,845)	(353,306)	(68,539)	(533,659)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2022 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	-	-	1,516	1,226	1,811
Units withdrawn	(285,213)	(19,107)	(159,437)	(45,556)	(338,196)
Units transferred between Sub-Accounts and to/from General Account	322,670	25,730	79,216	(82,600)	(6,628)
Net increase (decrease)	37,457	6,623	(78,705)	(126,930)	(343,013)

F-13

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

MML
Short-Duration
Bond
2022 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(48,819)
Units transferred between Sub-Accounts and to/from General Account	(362,209)
Net increase (decrease)	(411,028)

F-14

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2023 follows:
	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Fidelity® VIP Contrafund® Sub-Account
2023	2,876,963	$6.02	$17,328,840	0.47%	1.14%	31.94%
2022	3,306,615	4.57	15,094,849	0.46	1.14	(27.15)
2021	3,966,169	6.27	24,852,504	0.06	1.14	26.39
2020	3,984,317	4.96	19,753,877	0.25	1.14	29.09
2019	4,345,239	3.84	16,688,937	0.46	1.14	30.09
Invesco Oppenheimer V.I. International Growth Sub-Account
2023	1,342,942	5.54	7,433,870	0.58	1.14	19.69
2022	1,520,743	4.62	7,033,002	-	1.14	(27.95)
2021	1,660,588	6.42	10,659,645	-	1.14	8.97
2020	1,755,525	5.89	10,341,391	0.96	1.14	20.12
2019	1,896,829	4.90	9,301,868	1.04	1.14	27.14
Invesco V.I. Conservative Balanced Sub-Account
2023	3,132,199	3.49	10,973,508	1.85	1.14	11.33
2022	3,559,252	3.14	11,160,749	1.34	1.14	(17.80)
2021	3,912,557	3.81	14,924,656	1.48	1.14	9.38
2020	4,285,690	3.49	14,946,130	2.05	1.14	13.55
2019	4,828,606	3.07	14,829,452	2.24	1.14	16.18
Invesco V.I. Core Plus Bond Sub-Account[4]
2023	552,751	1.95	1,080,331	2.59	1.14	4.94
2022	583,053	1.86	1,085,921	1.91	1.14	(15.00)
2021	651,592	2.19	1,427,758	2.03	1.14	(2.76)
2020	747,680	2.25	1,684,855	3.06	1.14	8.47
2019	852,661	2.08	1,771,464	3.31	1.14	8.28
Invesco V.I. Main Street Sub-Account
2023	6,412,765	3.65	23,414,874	0.84	1.14	21.83
2022	7,173,452	3.00	21,499,979	1.45	1.14	(21.04)
2021	7,707,111	3.80	29,253,480	0.70	1.14	26.12
2020	8,323,151	3.01	25,048,100	1.48	1.14	12.65
2019	9,017,076	2.67	24,088,956	1.05	1.14	30.58
Invesco V.I. U.S. Government Money Sub-Account
2023	963,467	1.43	1,379,890	4.42	1.14	3.34
2022	970,378	1.39	1,344,873	1.31	1.14	0.14
2021	932,921	1.38	1,291,174	0.01	1.14	(1.12)
2020	1,051,317	1.40	1,471,585	0.21	1.14	(0.91)
2019	747,405	1.41	1,055,828	1.70	1.14	0.55
MML High Yield Sub-Account
2023	255,288	1.89	483,146	6.39	1.14	11.54
2022	294,780	1.70	500,163	7.31	1.14	(12.97)
2021	288,158	1.95	561,769	8.52	1.14	6.66
2020	288,169	1.83	526,731	0.03	1.14	4.18
2019	260,155	1.75	456,436	5.87	1.14	10.59
MML Income & Growth Sub-Account
2023	1,037,077	2.91	3,020,350	2.06	1.14	7.96
2022	1,196,851	2.70	3,228,691	1.44	1.14	(1.44)
2021	1,275,554	2.74	3,491,354	1.79	1.14	24.84
2020	1,370,677	2.19	3,005,158	2.01	1.14	1.86
2019	1,546,750	2.15	3,329,376	1.89	1.14	23.02
F-15

Notes To Financial Statements (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
MML Managed Bond Sub-Account
2023	867,047	$1.29	$1,118,748	3.43%	1.14%	5.23%
2022	1,018,033	1.23	1,248,261	2.79	1.14	(16.18)
2021	1,144,963	1.46	1,674,911	2.89	1.14	(0.58)
2020	1,161,211	1.47	1,708,570	0.10	1.14	6.23
2019	1,209,220	1.39	1,674,942	3.46	1.14	8.29
MML Mid Cap Growth Sub-Account
2023	1,603,215	8.20	13,151,376	-	1.14	21.25
2022	1,850,299	6.77	12,517,727	-	1.14	(25.96)
2021	2,193,312	9.14	20,041,486	-	1.14	11.93
2020	2,483,603	8.16	20,275,579	0.08	1.14	24.15
2019	2,803,262	6.58	18,434,156	0.02	1.14	29.81
MML Short-Duration Bond Sub-Account
2023	438,732	1.07	470,845	3.48	1.14	5.50
2022	485,380	1.02	493,768	2.25	1.14	(9.04)
2021	896,408	1.12	1,002,482	3.06	1.14	0.54
2020	848,502	1.11	943,819	-	1.14	0.19
2019	1,031,195	1.11	1,144,812	3.49	1.14	2.99

1 The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2 The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

4 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.

F-16

Notes To Financial Statements (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.07% of the daily value of the assets invested in each fund
Mortality and Expense Risk Charge*
This charge is assessed through reduction of unit values.
This charge is equal, on an annual basis, to 0.07% of the daily value of the contracts invested in each fund
Administrative Expense Charge**
This charge is assessed through reduction of unit values.
$30 per contract, annually
Contract Maintenance Fee***
This charge is assessed through the redemption of units.
0% - 5%
Surrender Charge
This charge is assessed through the redemption of units.

*	Right reserved to increase to 1.25%.
**	Right reserved to increase to 0.25%.
***	Right reserved to increase to $60.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 7, 2024, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17